Note 9	6 Months Ended
Jun. 30, 2021
Financial assets and liabilities held for trading [Abstract]
Disclosure of financial assets and liabilities held for trading [Text Block]	Financial assets and liabilities held for trading
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	June 2021	December 2020
ASSETS
Derivatives (*)		28,672	40,183
Equity instruments	6.2	14,315	11,458
Debt securities	6.2	25,116	23,970
Issued by central banks		1,082	1,011
Issued by public administrations		21,299	19,942
Issued by financial institutions		1,066	1,479
Other debt securities		1,669	1,538
Loans and advances	6.2	37,421	32,647
Loans and advances to central banks		86	53
Reverse repurchase agreement		86	53
Loans and advances to credit institutions (**)		28,831	20,499
Reverse repurchase agreement		28,824	20,491
Loans and advances to customers		8,504	12,095
Reverse repurchase agreement		8,014	11,493
Total assets	7	105,523	108,257
LIABILITIES
Derivatives (*)		29,329	41,680
Short positions		10,485	12,312
Deposits (**)		43,048	32,496
Deposits from central banks		13,183	6,277
Repurchase agreement		13,183	6,277
Deposits from credit institutions		18,497	16,558
Repurchase agreement		18,162	16,217
Customer deposits		11,368	9,660
Repurchase agreement		11,322	9,616
Total liabilities	7	82,862	86,488
(*) The variation corresponds mainly to derivatives evolution in BBVA S.A
(**) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA S.A., partially offset by the evolution of "Repurchase agreement".